Stockholders' Equity - Shares Issued - Private Placement - Warrants (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Additional paid-in capital	$ 184,219,278	$ 181,321,847	$ 178,429,422